Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 19 – Commitments and contingencies

Contingencies

Legal

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

On March 30, 2022, the State Courts of the Republic of Singapore had reached a verdict that the Company’s subsidiaries, KRHSG and Melana (Defendants) is liable to compensate Jamie Fan Wei Zhi (Plaintiff), the Company’s related party for failing to procure the release of the Plaintiff from the guarantees to secure a credit line from United Overseas Bank before December 31, 2020. The Defendants agree to compensate the Plaintiff the sum of $3,704 (SGD 5,000) per month as guarantor fee starting from January 1, 2021 until the Defendants procured the release of the Plaintiff as the guarantor of the loan. The Defendants released the Jamie Fan Wei Zhi as the guarantor of the loan on October 31, 2022. As of December 31, 2022, the Company has paid Jamie Fan Wei Zhi $74,966 (SGD 100,000), and no more balance outstanding.

On May 12, 2023, there were disagreements between the directors and formers directors of the Company concerning, among others, the legitimacy of:

a)	The purported appointment of David Capes (“Mr. Capes”) as the Chairmen of the Board of in place of Gerald Lim;
b)	The purported appointment of Leonard Chee Hyong Chia (“Leonard”) to the Board as a replacement director;
c)	The purported removal of certain individuals as director(s) of the Company by Mr. Capes and Leonard;
d)	The removal of Mr. Capes as a director of the Company and from all Board committees on which he served on May 11, 2023;
e)	The dispute by Mr. Capes regarding his removal as a director of the Company;
f)	The validity of the purported shareholders’ resolutions of the Company dated May 12, 2023 (the “Resolutions”); and
g)	The various other issues raised by the Board from time to time.

Upon consultation with the Company’s external counsel, the Board determined that the Resolutions were prima facie invalid and of no effect from the outset, and could be subject to legal challenges. The Board notes that Mr. Capes and his associates have not furnished any proof sustaining their allegation that the Resolutions were validly passed. The Board notes that Mr. Capes and his associates have not obtained any valid court order on the validity of the Resolutions. As of the date of this report, the Company does not expect the legal challenges among the disagreements between the directors and formers directors of the Company will have a material adverse effect on the business, financial condition or results of operations of the Company.

The Company also filed a claim against Mr. Capes and one other defendant as a separate case in July 2023 in connection with unlawfully obstructed access to KRHSG’s client and clinic management systems, disrupting their business and resulting in losses to KRHSG in May 2023. The case has been accepted by the Court in September 2023 and the Company believe it has a reasonably good case against the defendants. As of the date of this report, the case is still ongoing and the contingent gain outcome of this case cannot be estimated as this time.

As of December 31, 2023 and 2022, except as disclosed above, the Company is not currently a party to any material legal proceedings, investigation or claims. However, the Company may, from time to time, be involved in legal matters arising in the ordinary course of its business. While the Company is not presently subject to any material legal proceedings, there can be no assurance that such matters will not arise in the future or that any such matters in which the Company is involved, or which may arise in the ordinary course of the Company’s business, will not at some point proceed to litigation or that such litigation will not have a material adverse effect on the business, financial condition or results of operations of the Company.